Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	$ 2,701
Ending plan assets	2,422	$ 2,701
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	149
Ending plan assets	152	149
Other types of investments
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	1,239
Ending plan assets	1,142	1,239
Other types of investments | Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	149
Ending plan assets	152	149
Other types of investments | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	149
Ending plan assets	152	149
Other types of investments | Insurance contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets	149	135
Actual return on plan assets relating to assets still held at reporting date	3	6
Purchases	8	8
Settlements	(4)	(5)
Transfers in and/or out of level 3	0	(3)
Currency impact	(4)	8
Ending plan assets	$ 152	$ 149